Annual Total Returns[BarChart] - PGIM Muni High Income Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.69%	12.86%	(4.99%)	14.85%	4.87%	0.77%	8.13%	1.42%	9.11%	4.80%